UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22003

Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
September 30, 2013

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS - 98.6%
	Common Stocks - 98.6%
	Aerospace & Defense - 2.9%
22,300	Boeing Company				$ 2,620,250
400	Honeywell International Inc.				33,216
1,100	L-3 Communications Holdings, Inc.				103,950
9,100	Lockheed Martin Corporation				1,160,705
32,400	Northrop Grumman Corporation				3,086,424
1,700	Precision Castparts Corporation				386,308
4,900	Raytheon Company				377,643
1,600	Rockwell Collins, Inc.				108,576
200	United Technologies Corporation				21,564
	Total Aerospace & Defense				7,898,636
	Airlines - 0.4%
12,100	Delta Air Lines, Inc.				285,439
62,500	Southwest Airlines Co.				910,000
	Total Airlines				1,195,439
	Auto Components - 0.6%
25,000	Delphi Automotive PLC				1,460,500
1,000	Johnson Controls, Inc.				41,500
	Total Auto Components				1,502,000
	Automobiles - 0.5%
49,500	Ford Motor Company				835,065
11,300	General Motors Company, (2)				406,461
	Total Automobiles				1,241,526
	Beverages - 2.0%
12,000	Beam Inc.				775,800
6,900	Brown-Forman Corporation				470,097
11,000	Coca-Cola Company				416,680
45,900	Constellation Brands, Inc., Class A, (2)				2,634,660
6,300	Dr. Pepper Snapple Group				282,366
6,700	Monster Beverage Corporation, (2)				350,075
6,800	PepsiCo, Inc.				540,600
	Total Beverages				5,470,278
	Biotechnology - 3.2%
28,600	Amgen Inc.				3,201,484
7,900	Biogen Idec Inc., (2)				1,902,004
5,700	Celgene Corporation, (2)				877,401
32,300	Gilead Sciences, Inc., (2)				2,029,732
400	Regeneron Pharmaceuticals, Inc., (2)				125,148
5,000	Vertex Pharmaceuticals Incorporated, (2)				379,100
	Total Biotechnology				8,514,869
	Capital Markets - 3.2%
12,900	Ameriprise Financial, Inc.				1,174,932
8,700	BlackRock Inc.				2,354,394
39,300	Charles Schwab Corporation				830,802
6,800	Goldman Sachs Group, Inc.				1,075,828
48,900	State Street Corporation				3,215,175
	Total Capital Markets				8,651,131
	Chemicals - 3.4%
1,400	Airgas, Inc.				148,470
3,900	E.I. Du Pont de Nemours and Company				228,384
6,300	Eastman Chemical Company				490,770
2,700	Ecolab Inc.				266,652
8,700	FMC Corporation				623,964
3,800	International Flavors & Fragrances Inc.				312,740
5,600	LyondellBasell Industries NV				410,088
1,600	Monsanto Company				166,992
2,500	Mosaic Company				107,550
14,500	PPG Industries, Inc.				2,422,370
6,100	Praxair, Inc.				733,281
17,100	Sherwin-Williams Company				3,115,278
1,700	Sigma-Aldrich Corporation				145,010
	Total Chemicals				9,171,549
	Commercial Banks - 1.6%
40,300	BB&T Corporation				1,360,125
2,500	Comerica Incorporated				98,275
10,800	KeyCorp				123,120
13,200	M&T Bank Corporation				1,477,344
22,000	Regions Financial Corporation				203,720
11,500	U.S. Bancorp				420,670
16,450	Wells Fargo & Company				679,714
	Total Commercial Banks				4,362,968
	Commercial Services & Supplies - 0.7%
4,600	ADT Corporation				187,036
19,600	Cintas Corporation				1,003,520
3,500	Republic Services, Inc.				116,760
1,400	Stericycle Inc., (2)				161,560
9,300	Waste Management, Inc.				383,532
	Total Commercial Services & Supplies				1,852,408
	Communications Equipment - 0.2%
7,900	Cisco Systems, Inc.				185,018
5,600	Juniper Networks Inc., (2)				111,216
3,000	Motorola Solutions Inc.				178,140
	Total Communications Equipment				474,374
	Computers & Peripherals - 2.2%
6,100	Apple, Inc.				2,908,175
71,500	Dell Inc.				984,555
19,400	Hewlett-Packard Company				407,012
5,200	NetApp, Inc.				221,624
7,300	Seagate Technology PLC				319,302
17,700	Western Digital Corporation				1,122,180
	Total Computers & Peripherals				5,962,848
	Construction & Engineering - 0.2%
8,100	Jacobs Engineering Group, Inc., (2)				471,258
	Consumer Finance - 1.6%
12,200	American Express Company				921,344
37,800	Discover Financial Services				1,910,412
55,000	SLM Corporation				1,369,500
	Total Consumer Finance				4,201,256
	Containers & Packaging - 0.5%
10,100	Avery Dennison Corporation				439,552
9,000	Bemis Company, Inc.				351,090
1,300	MeadWestvaco Corporation				49,894
7,300	Owens-Illinois, Inc., (2)				219,146
11,300	Sealed Air Corporation				307,247
	Total Containers & Packaging				1,366,929
	Distributors - 0.1%
1,700	Genuine Parts Company				137,513
	Diversified Consumer Services - 0.8%
80,200	H & R Block Inc.				2,138,132
	Diversified Financial Services - 3.2%
1,200	Berkshire Hathaway Inc., Class B, (2)				136,212
10,600	Citigroup Inc.				514,206
20,500	CME Group, Inc.				1,514,540
2,600	Intercontinental Exchange, Inc., (2)				471,692
24,105	JPMorgan Chase & Co.				1,245,987
23,900	Leucadia National Corporation				651,036
16,400	McGraw-Hill Companies, Inc.				1,075,676
26,100	Moody’s Corporation				1,835,613
12,500	NASDAQ Stock Market, Inc.				401,125
20,400	New York Stock Exchange Euronext				856,392
	Total Diversified Financial Services				8,702,479
	Diversified Telecommunication Services - 0.8%
53,000	AT&T Inc.				1,792,460
4,900	Verizon Communications Inc.				228,634
	Total Diversified Telecommunication Services				2,021,094
	Electric Utilities - 1.6%
2,400	American Electric Power Company, Inc.				104,040
39,256	Duke Energy Corporation				2,621,516
7,600	Entergy Corporation				480,244
14,100	Exelon Corporation				417,924
4,200	NextEra Energy Inc.				336,672
1,800	Pinnacle West Capital Corporation				98,532
6,300	PPL Corporation				191,394
2,900	Southern Company				119,422
1,900	Xcel Energy Inc.				52,459
	Total Electric Utilities				4,422,203
	Electrical Equipment - 0.8%
5,200	AMETEK, Inc.				239,304
15,744	Eaton PLC				1,083,817
2,400	Rockwell Automation, Inc.				256,656
5,200	Roper Industries Inc.				690,924
	Total Electrical Equipment				2,270,701
	Electronic Equipment & Instruments - 0.5%
12,300	Corning Incorporated				179,457
34,200	FLIR Systems Inc.				1,073,880
1,000	TE Connectivity Limited				51,780
	Total Electronic Equipment & Instruments				1,305,117
	Energy Equipment & Services - 0.0%
1,400	Helmerich & Payne Inc.				96,530
	Food & Staples Retailing - 2.2%
800	Costco Wholesale Corporation				92,096
2,400	CVS Caremark Corporation				136,200
49,500	Kroger Co.				1,996,830
3,000	Sysco Corporation				95,490
23,700	Walgreen Co.				1,275,060
29,700	Wal-Mart Stores, Inc.				2,196,612
	Total Food & Staples Retailing				5,792,288
	Food Products - 3.6%
8,500	Archer-Daniels-Midland Company				313,140
20,500	Campbell Soup Company				834,555
60,900	ConAgra Foods, Inc.				1,847,706
12,100	General Mills, Inc.				579,832
14,200	Hershey Foods Corporation				1,313,500
31,400	Hormel Foods Corporation				1,322,568
6,500	JM Smucker Company				682,760
8,500	Kellogg Company				499,205
2,300	Kraft Foods Inc.				120,612
16,100	McCormick & Company, Incorporated				1,041,670
3,500	Mead Johnson Nutrition Company				259,910
31,800	Tyson Foods, Inc., Class A				899,304
	Total Food Products				9,714,762
	Health Care Equipment & Supplies - 1.7%
7,900	Abbott Laboratories				262,201
11,300	Baxter International, Inc.				742,297
9,900	Becton, Dickinson and Company				990,198
134,400	Boston Scientific Corporation, (2)				1,577,856
500	C. R. Bard, Inc.				57,600
14,300	CareFusion Corporation, (2)				527,670
1,300	Intuitive Surgical, Inc., (2)				489,151
	Total Health Care Equipment & Supplies				4,646,973
	Health Care Providers & Services - 3.8%
27,959	Aetna Inc.				1,789,935
31,300	AmerisourceBergen Corporation				1,912,430
1,700	Cardinal Health, Inc.				88,655
20,900	CIGNA Corporation				1,606,374
26,800	Davita Inc., (2)				1,524,920
3,900	Express Scripts Holding Company, (2)				240,942
2,900	Humana Inc.				270,657
3,900	Laboratory Corporation of America Holdings, (2)				386,646
300	McKesson HBOC Inc.				38,490
7,800	Quest Diagnostics Incorporated				481,962
3,200	UnitedHealth Group Incorporated				229,152
19,200	Wellpoint Inc.				1,605,312
	Total Health Care Providers & Services				10,175,475
	Hotels, Restaurants & Leisure - 0.6%
700	Chipotle Mexican Grill, (2)				300,090
2,500	Darden Restaurants, Inc.				115,725
5,300	McDonald’s Corporation				509,913
1,100	Starbucks Corporation				84,667
6,800	Wyndham Worldwide Corporation				414,596
4,200	YUM! Brands, Inc.				299,838
	Total Hotels, Restaurants & Leisure				1,724,829
	Household Durables - 0.6%
10,300	Leggett and Platt Inc.				310,545
45,700	Newell Rubbermaid Inc.				1,256,750
700	Whirlpool Corporation				102,508
	Total Household Durables				1,669,803
	Household Products - 0.8%
3,400	Clorox Company				277,848
13,400	Colgate-Palmolive Company				794,620
7,100	Kimberly-Clark Corporation				668,962
4,100	Procter & Gamble Company				309,919
	Total Household Products				2,051,349
	Independent Power Producers & Energy Traders - 0.6%
57,600	NRG Energy Inc.				1,574,208
	Industrial Conglomerates - 0.2%
900	3M Co.				107,469
12,200	General Electric Company				291,458
	Total Industrial Conglomerates				398,927
	Insurance - 7.5%
32,700	AFLAC Incorporated				2,027,073
91,900	Allstate Corporation				4,645,545
17,300	AON PLC				1,287,812
32,500	Assurant Inc.				1,758,250
45,300	Cincinnati Financial Corporation				2,136,348
27,800	Hartford Financial Services Group, Inc.				865,136
8,900	Lincoln National Corporation				373,711
3,000	Marsh & McLennan Companies, Inc.				130,650
9,300	MetLife, Inc.				436,635
20,000	Principal Financial Group, Inc.				856,400
8,200	Progressive Corporation				223,286
10,400	Prudential Financial, Inc.				810,992
13,750	Torchmark Corporation				994,813
8,100	Travelers Companies, Inc.				686,637
48,100	Unum Group				1,464,164
46,900	XL Group PLC				1,445,458
	Total Insurance				20,142,910
	Internet & Catalog Retail - 0.1%
4,300	TripAdvisor, Inc., (2)				326,112
	Internet Software & Services - 2.1%
9,100	eBay Inc., (2)				507,689
3,400	Google Inc., Class A, (2)				2,978,094
1,300	VeriSign, Inc., (2)				66,157
64,500	Yahoo! Inc., (2)				2,138,820
	Total Internet Software & Services				5,690,760
	IT Services - 3.2%
10,500	Accenture Limited				773,220
1,600	Automatic Data Processing, Inc.				115,808
39,200	Computer Sciences Corporation				2,028,208
31,300	Fidelity National Information Services				1,453,572
12,100	International Business Machines Corporation (IBM)				2,240,678
6,200	Paychex, Inc.				251,968
9,600	Visa Inc., Class A				1,834,560
	Total IT Services				8,698,014
	Leisure Equipment & Products - 0.2%
8,300	Hasbro, Inc.				391,262
6,300	Mattel, Inc.				263,718
	Total Leisure Equipment & Products				654,980
	Life Sciences Tools & Services - 1.0%
16,000	Life Technologies Corporation, (2)				1,197,280
15,600	Thermo Fisher Scientific, Inc.				1,437,540
	Total Life Sciences Tools & Services				2,634,820
	Machinery - 1.6%
18,900	Dover Corporation				1,697,787
24,300	Flowserve Corporation				1,516,077
9,800	Snap-on Incorporated				975,100
	Total Machinery				4,188,964
	Media - 9.7%
11,100	CBS Corporation, Class B				612,276
170,200	Comcast Corporation, Class A				7,684,530
8,700	DirecTV, (2)				519,825
13,600	Discovery Communications, Inc., Class A, (2)				1,148,112
25,800	Interpublic Group Companies, Inc.				443,244
18,825	News Corporation, Class A, (2)				302,330
2,100	Omnicom Group, Inc.				133,224
15,500	Scripps Networks Interactive, Inc., Class A				1,210,705
57,100	The Walt Disney Company				3,682,379
900	The Washington Post Company				550,215
15,800	Time Warner Cable				1,763,280
84,800	Time Warner Inc.				5,580,688
75,300	Twenty-First Century Fox, Inc., Class A				2,522,550
400	Viacom Inc., Class B				33,432
	Total Media				26,186,790
	Multiline Retail - 0.6%
3,900	Dollar General Corporation, (2)				220,194
4,800	Dollar Tree, Inc., (2)				274,368
28,900	J.C. Penney Company, Inc., (2)				254,898
1,500	Kohl’s Corporation				77,625
9,000	Macy’s, Inc.				389,430
4,800	Target Corporation				307,104
	Total Multiline Retail				1,523,619
	Multi-Utilities - 2.6%
15,900	CMS Energy Corporation				418,488
3,000	Consolidated Edison, Inc.				165,420
15,800	Dominion Resources, Inc.				987,184
6,300	DTE Energy Company				415,674
1,100	Integrys Energy Group, Inc.				61,479
29,900	NiSource Inc.				923,611
4,500	PG&E Corporation				184,140
9,700	Public Service Enterprise Group Incorporated				319,421
6,200	Scana Corporation				285,448
27,600	Sempra Energy				2,362,560
3,500	TECO Energy, Inc.				57,890
22,800	Wisconsin Energy Corporation				920,664
	Total Multi-Utilities				7,101,979
	Oil, Gas & Consumable Fuels - 2.8%
29,600	Cabot Oil & Gas Corporation				1,104,672
3,500	Chevron Corporation				425,250
1,700	ConocoPhillips				118,167
7,800	EQT Corporation				692,016
1,100	Exxon Mobil Corporation				94,644
1,000	Hess Corporation				77,340
32,150	Marathon Petroleum Corporation				2,067,888
7,400	Murphy Oil Corporation				446,368
2,100	Occidental Petroleum Corporation				196,434
1,100	Range Resources Corporation				83,479
15,500	Spectra Energy Corporation				530,565
21,500	Tesoro Corporation				945,570
9,500	Valero Energy Corporation				324,425
8,100	Williams Companies, Inc.				294,516
	Total Oil, Gas & Consumable Fuels				7,401,334
	Personal Products - 0.1%
9,500	Avon Products, Inc.				195,700
1,000	Estee Lauder Companies Inc., Class A				69,900
	Total Personal Products				265,600
	Pharmaceuticals - 3.3%
8,200	AbbVie Inc.				366,786
16,500	Actavis PLC, (2)				2,376,000
48,000	Bristol-Myers Squibb Company				2,221,440
17,000	Eli Lilly and Company				855,610
4,100	Johnson & Johnson				355,429
18,932	Merck & Company Inc.				901,352
34,100	Mylan Laboratories Inc., (2)				1,301,597
800	Perrigo Company				98,704
2,400	Pfizer Inc.				68,904
9,300	Zoetis Inc				289,416
	Total Pharmaceuticals				8,835,238
	Professional Services - 1.3%
9,900	Dun and Bradstreet Inc.				1,028,115
32,200	Equifax Inc.				1,927,170
12,700	Nielsen Holdings NV				462,915
3,400	Robert Half International Inc.				132,702
	Total Professional Services				3,550,902
	Real Estate Investment Trust - 1.6%
6,300	Apartment Investment & Management Company, Class A				176,022
400	Health Care REIT, Inc.				24,952
6,800	Public Storage, Inc.				1,091,740
8,800	Simon Property Group, Inc.				1,304,424
500	Ventas Inc.				30,750
53,800	Weyerhaeuser Company				1,540,294
	Total Real Estate Investment Trust				4,168,182
	Road & Rail - 0.1%
700	Kansas City Southern Industries				76,552
1,300	Union Pacific Corporation				201,942
	Total Road & Rail				278,494
	Semiconductors & Equipment - 1.1%
72,500	Applied Materials, Inc.				1,271,650
17,600	First Solar Inc., (2)				707,696
11,900	Intel Corporation				272,748
1,700	Lam Research Corporation, (2)				87,023
1,800	Linear Technology Corporation				71,388
29,300	Micron Technology, Inc., (2)				511,871
600	Xilinx, Inc.				28,116
	Total Semiconductors & Equipment				2,950,492
	Software - 1.4%
13,400	Adobe Systems Incorporated, (2)				695,996
35,600	CA Inc.				1,056,252
29,500	Electronic Arts Inc., (2)				753,725
27,200	Microsoft Corporation				906,032
15,500	Symantec Corporation				383,625
	Total Software				3,795,630
	Specialty Retail - 8.3%
500	AutoZone, Inc., (2)				211,365
2,400	Bed Bath and Beyond Inc., (2)				185,664
23,100	Best Buy Co., Inc.				866,250
3,900	CarMax, Inc., (2)				189,033
20,500	GameStop Corporation				1,017,825
37,500	Gap, Inc.				1,510,500
108,300	Home Depot, Inc.				8,214,555
4,200	L Brands Inc.				256,620
12,600	Lowe’s Companies, Inc.				599,886
3,400	O’Reilly Automotive Inc., (2)				433,806
28,500	Ross Stores, Inc.				2,074,800
2,400	Tiffany & Co.				183,888
115,600	TJX Companies, Inc.				6,518,684
	Total Specialty Retail				22,262,876
	Textiles, Apparel & Luxury Goods - 0.4%
4,300	Nike, Inc., Class B				312,352
1,200	PVH Corporation				142,428
3,200	VF Corporation				636,960
	Total Textiles, Apparel & Luxury Goods				1,091,740
	Thrifts & Mortgage Finance - 0.0%
5,500	Hudson City Bancorp, Inc.				49,775
	Tobacco - 1.4%
50,600	Altria Group, Inc.				1,738,110
8,000	Lorillard Inc.				358,240
12,700	Philip Morris International				1,099,693
13,100	Reynolds American Inc.				639,018
	Total Tobacco				3,835,061
	Trading Companies & Distributors - 1.7%
21,000	Fastenal Company				1,055,250
13,300	W.W. Grainger, Inc.				3,480,743
	Total Trading Companies & Distributors				4,535,993
	Wireless Telecommunication Services - 1.4%
50,100	Crown Castle International Corporation, (2)				3,658,803
	Total Long-Term Investments (cost $209,376,862)				265,008,920

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Short-Term Investments - 3.5%
	Repurchase Agreements - 2.6%
$ 6,869	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $6,869,149, collateralized by $6,995,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $7,008,815	0.000%	10/01/13	N/A	$ 6,869,149
	U.S. Government and Agency Obligations - 0.9%
2,500	U.S. Treasury Bills, (4)	0.010%	2/13/14	Aaa	2,499,860
	Total Short-Term Investments (cost $9,368,516)				9,369,009
	Total Investments (cost $218,745,378) - 102.1%				274,377,929
	Other Assets Less Liabilities - (2.1)% (5)				(5,718,005)
	Net Assets - 100%				$ 268,659,924

Investments in Derivatives as of September 30, 2013

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (6)	Date	Price	Value (5)

(150)	Russell 2000® INDEX	$ (15,893,261)	10/11/13	$1,059.5507	$ (333,985)
(150)	Russell 2000® INDEX	(16,310,850)	10/17/13	1,087.3900	(141,376)
(200)	Russell 2000® INDEX	(21,712,000)	10/21/13	1,085.6000	(236,346)
(200)	S&P MidCap 400® Index	(24,500,000)	10/07/13	1,225.0000	(472,117)
(260)	S&P MidCap 400® Index	(33,923,302)	10/28/13	1,304.7424	(41,464)
(960)	Total Call Options Written (premiums received $742,193)	$ (112,339,413)			$ (1,225,288)

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	Long	60	12/13	$ 5,022,900	$ (12,330)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks		$ 265,008,920	$ —	$ —	$ 265,008,920
Short-Term Investments:
Repurchase Agreements		—	6,869,149	—	6,869,149
U.S. Government and Agency Obligations		—	2,499,860	—	2,499,860
Derivatives:
Call Options Written		—	(1,225,288)	—	(1,225,288)
Futures Contracts*		(12,330)	—	—	(12,330)
Total		$ 264,996,590	$ 8,143,721	$ —	$ 273,140,311
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $218,863,859.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation					$ 57,212,537
Depreciation					(1,698,467)

Net unrealized appreciation (depreciation) of investments					$ 55,514,070

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)					All percentages shown in the Portfolio of Investments are based on net assets.
(2)					Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)					Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)					Other Assets Less Liabilities includes the Value of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(6)					For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/A					Not applicable.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013